Net Loss Per Common Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Numerator - basic and diluted:
Net loss	$ (211,848)	$ (210,829)	$ (388,448)	[1]	$ (384,975)	[1]	$ (835,145)	[2]	$ (401,905)	[2]	$ (33,077)	[2]
Less: Net loss attributable to MSP Recovery, LLC pre Business Combination									28,640
Less: Net loss attributable to the non-controlling interests	186,712	202,609	344,430		371,839		778,797		394,488		(16)
Less: Net loss attributable to the non-controlling interests post Business Combination							778,797		365,848
Net loss attributable to MSP Recovery, Inc.	$ (25,136)	$ (8,220)	$ (44,018)		$ (13,136)		$ (56,348)		$ (7,417)		$ (33,093)
Class A Common Stock [Member]
Denominator - basic and diluted:
Weighted-average shares of common stock outstanding - basic	16,924,213	4,942,592	15,969,047		4,247,349		8,914,761	[3]	2,473,005	[3]
Weighted-average shares of common stock outstanding - diluted	16,924,213	4,942,592	15,969,047		4,247,349		8,914,761	[3]	2,473,005	[3]
Earnings per share of common stock - basic	$ (1.49)	$ (1.66)	$ (2.76)		$ (3.09)		$ (6.32)	[3]	$ (3)	[3]
Earnings per share of common stock - diluted	$ (1.49)	$ (1.66)	$ (2.76)		$ (3.09)		$ (6.32)	[3]	$ (3)	[3]

[1]	Balances include related party transactions. See Note 15, Related Party Transactions, for further details.
[2]	Balances include related party transactions. See Note 15, Related Party Transactions, for further details.
[3]	Earnings per share information has not been presented for any period prior to the Business Combination (as defined in Note 1, Description of Business), as it resulted in values that would not be meaningful to the users of these consolidated financial statements. See Note 17, Net Loss Per Common Share, for further information.